Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Concentration Percentage Of Accounts Receivable With Customers	48.00%	36.00%	24.00%
Customer B [Member]
Concentration Percentage Of Accounts Receivable With Customers	1.00%	12.00%	2.00%
Customer C [Member]
Concentration Percentage Of Accounts Receivable With Customers	2.00%	10.00%	0.00%
Customer D [Member]
Concentration Percentage Of Accounts Receivable With Customers	4.00%	7.00%	40.00%
Customer E [Member]
Concentration Percentage Of Accounts Receivable With Customers		5.00%	11.00%